Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 11,659	$ 1,675	¥ 19,047
Additions based on tax positions related to current year	0	0	0
Decreases based on tax positions related to prior years	(3,223)	(463)	(7,388)
Ending balance	¥ 8,436	$ 1,212	¥ 11,659